Expense Example - Investor A, C and Institutional - BlackRock Inflation Protected Bond Portfolio	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 468
Expense Example, with Redemption, 3 Years	638
Expense Example, with Redemption, 5 Years	851
Expense Example, with Redemption, 10 Years	1,463
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	247
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,682
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	309
Expense Example, with Redemption, 10 Years	$ 739